OTHER PAYABLES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Payables [Line Items]
Due to third parties	$ 8,258,819	$ 4,715,543	$ 877,259
Promissory notes issued to third parties	512,751	3,625,000	3,352,394
Convertible notes payable		0	232,000
Due to local government	2,406,143	2,428,243	2,192,825
Other Liabilities, Current	$ 11,177,713	$ 10,768,786	$ 6,654,478